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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500      Chicago             IL             60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall            Chief Operating Officer            (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                           (Phone)


                                                /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                 May 14, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                         ------------

Form 13F Information Table Entry Total:  68
                                         ------------

Form 13F Information Table Value Total:  $1,042,805
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers
                 Group, Inc.            6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.    COMMON          002535201     10,920     535,800                  X            1         0     446,300   89,500
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC           COMMON          009363102     16,267     878,800                  X            1         0     729,900  148,900
------------------------------------------------------------------------------------------------------------------------------------
AMB PROPERTY CORP    COMMON          00163T109     13,617     482,000                  X            1         0     425,500   56,500
------------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE
GROU                 COMMON          037933108     10,405     445,400                  X            1         0     361,700   83,700
------------------------------------------------------------------------------------------------------------------------------------
BANK HAWAII CORP     COMMON          062540109     24,985     811,200                  X            1         0     671,700  139,500
------------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC     COMMON          074002106     14,897   2,338,600                  X            1         0   1,902,300  436,300
------------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC    COMMON          099709107      8,159     555,000                  X            1         0     451,000  104,000
------------------------------------------------------------------------------------------------------------------------------------
BRANDYWINE REALTY
TRU                  COMMON          105368203     10,890     495,000                  X            1         0     436,800   58,200
------------------------------------------------------------------------------------------------------------------------------------
CEC ENTERTAINMENT
INC                  COMMON          125137109     10,658     391,700                  X            1         0     318,500   73,200
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL PKG CORP     COMMON          154785109      7,381     738,100                  X            1         0     601,400  136,700
------------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP        COMMON          156779100     14,181   1,014,400                  X            1         0     837,500  176,900
------------------------------------------------------------------------------------------------------------------------------------
CIBER INC            COMMON          17163B102      7,863   1,651,900                  X            1         0   1,342,600  309,300
------------------------------------------------------------------------------------------------------------------------------------
CLAYTON HOMES INC    COMMON          184190106     18,153   1,644,300                  X            1         0   1,374,300  270,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE
BANCSHARES I         COMMON          200525103     30,864     844,431                  X            1         0     695,958  148,473
------------------------------------------------------------------------------------------------------------------------------------
CRANE CO             COMMON          224399105     12,339     708,300                  X            1         0     575,800  132,500
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC       COMMON          23331A109     15,765     821,100                  X            1         0     667,900  153,200
------------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS CO.  COMMON          24522P103     16,260   2,179,600                  X            1         0   1,817,700  361,900
------------------------------------------------------------------------------------------------------------------------------------
DELPHI FINANCIAL
GROU                 COMMON          247131105     26,282     670,808                  X            1         0     557,500  113,308
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FOR
IMAGI                COMMON          286082102     19,836   1,121,400                  X            1         0     933,200  188,200
------------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA
FINANCI              COMMON          33582V108     11,863   1,009,489                  X            1         0     821,578  187,910
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP       COMMON          34354P105     13,833   1,187,400                  X            1         0     990,600  196,800
------------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS
INTE                 COMMON          360921100     24,800   1,267,900                  X            1         0     154,300  213,600
------------------------------------------------------------------------------------------------------------------------------------
GENESEE & WYO INC     COMMON         371559105      8,265     533,200                  X            1         0     432,900  100,300
------------------------------------------------------------------------------------------------------------------------------------
GUITAR CENTER INC.    COMMON         402040109     10,004     491,100                  X            1         0     398,900   92,200
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK FABRICS
INC C                COMMON          409900107     12,010     864,000                  X            1         0     719,600  144,400
------------------------------------------------------------------------------------------------------------------------------------
HCC INSURANCE
HLDGS I              COMMON          404132102     16,246     635,600                  X            1         0     516,800  118,800
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC COM   COMMON          42222G108     29,918   1,117,600                  X            1         0     925,000  192,600
------------------------------------------------------------------------------------------------------------------------------------
HUGHES SUPPLY INC.   COMMON          444482103     10,161     436,300                  X            1         0     354,800   81,500
------------------------------------------------------------------------------------------------------------------------------------
IDEX CORP.           COMMON          45167R104     16,426     566,400                  X            1         0     470,400   96,000
------------------------------------------------------------------------------------------------------------------------------------
INFINITY PPTY &
CAS C                COMMON          45665Q103     20,863   1,143,168                  X            1         0     949,550  193,618
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
RECTIFI              COMMON          460254105     13,419     682,200                  X            1         0     569,600  112,600
------------------------------------------------------------------------------------------------------------------------------------
INTERPOOL, INC.      COMMON          46062R108     12,300     914,500                  X            1         0     744,000  170,500
------------------------------------------------------------------------------------------------------------------------------------
IPC HLDGS LTD        COMMON          G4933P101     16,222     539,100                  X            1         0     438,500  100,600
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC       COMMON          45031U101     32,218   1,104,500                  X            1         0     915,700  188,800
------------------------------------------------------------------------------------------------------------------------------------
KEMET CORP           COMMON          488360108     11,288   1,447,200                  X            1         0   1,211,000  236,200
------------------------------------------------------------------------------------------------------------------------------------
KENNAMETAL INC.      COMMON          489170100     18,718     665,400                  X            1         0     551,500  113,900
------------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS
INC C                COMMON          492914106     15,336   1,521,400                  X            1         0   1,242,700  278,700
------------------------------------------------------------------------------------------------------------------------------------
LANDSTAR SYSTEM,
INC.                 COMMON          515098101     11,069     192,498                  X            1         0     156,592   35,906
------------------------------------------------------------------------------------------------------------------------------------
MCG CAP CORP         COMMON          58047P107     10,655   1,066,530                  X            1         0     866,644  199,886
------------------------------------------------------------------------------------------------------------------------------------
METTLER-TOLEDO
INTL I               COMMON          592688105      6,849     229,900                  X            1         0     187,000   42,900
------------------------------------------------------------------------------------------------------------------------------------
MICHAELS STORES INC. COMMON          594087108     19,155     765,900                  X            1         0     638,700  127,200
------------------------------------------------------------------------------------------------------------------------------------
MINERALS
TECHNOLOGIES         COMMON          603158106     21,951     576,000                  X            1         0     477,300   98,700
------------------------------------------------------------------------------------------------------------------------------------
MONACO COACH CORP.   COMMON          60886R103     11,424   1,102,700                  X            1         0     907,850  194,850
------------------------------------------------------------------------------------------------------------------------------------
MOORE LTD            COMMON          615785102     14,510   1,385,900                  X            1         0   1,144,200  241,700
------------------------------------------------------------------------------------------------------------------------------------
MSC INDUSTRIAL
DIRECT               COMMON          553530106     16,316   1,020,400                  X            1         0     844,900  175,500
------------------------------------------------------------------------------------------------------------------------------------
O CHARLEYS INC.      COMMON          670823103     19,120     997,386                  X            1         0     824,635  172,751
------------------------------------------------------------------------------------------------------------------------------------
PARK ELECTROCHEMICAL COMMON          700416209      9,540     630,100                  X            1         0     512,000  118,100
------------------------------------------------------------------------------------------------------------------------------------
PIER 1 IMPORTS, INC. COMMON          720279108     10,060     634,300                  X            1         0     516,000  118,300
------------------------------------------------------------------------------------------------------------------------------------
POLARIS INDUSTRIES
IN                   COMMON          731068102     21,648     435,400                  X            1         0     362,900   72,500
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL GROUP COMMON          743866105     17,273     813,610                  X            1         0     677,610  136,000
------------------------------------------------------------------------------------------------------------------------------------
RAYMOND JAMES
FINANCI              COMMON          754730109     13,411     518,400                  X            1         0     420,700   97,700
------------------------------------------------------------------------------------------------------------------------------------
REINSURANCE GROUP OF COMMON          759351109     11,771     447,900                  X            1         0     364,300   83,600
------------------------------------------------------------------------------------------------------------------------------------
RELIANCE STEEL &
ALUM                 COMMON          759509102      7,695     509,600                  X            1         0     414,500   95,100
------------------------------------------------------------------------------------------------------------------------------------
REMINGTON OIL &
GAS C                COMMON          759594302     13,369     785,000                  X            1         0     638,900  146,100
------------------------------------------------------------------------------------------------------------------------------------
RUBY TUESDAY INC.    COMMON          781182100     31,573   1,547,700                  X            1         0   1,283,300  264,400
------------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY
INC.                 COMMON          807863105     19,400   1,091,750                  X            1         0     905,141  186,609
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY &
LI                   COMMON          G7885T104     18,463   1,059,900                  X            1         0     880,500  179,400
------------------------------------------------------------------------------------------------------------------------------------
SCOTTS CO            COMMON          810186106     11,883     229,400                  X            1         0     187,100   42,300
------------------------------------------------------------------------------------------------------------------------------------
SELECT MED CORP COM  COMMON          816196109     10,635     746,300                  X            1         0     607,500  138,800
------------------------------------------------------------------------------------------------------------------------------------
SELECTIVE
INSURANCE G          COMMON          816300107     16,279     663,381                  X            1         0     549,673  113,708
------------------------------------------------------------------------------------------------------------------------------------
SENSIENT
TECHNOLOGIES         COMMON          81725T100     13,688     683,700                  X            1         0     567,100  116,600
------------------------------------------------------------------------------------------------------------------------------------
SPARTECH CORP.       COMMON          847220209     11,295     584,000                  X            1         0     474,600  109,400
------------------------------------------------------------------------------------------------------------------------------------
SPINNAKER EXPL CO    COMMON          84855W109     12,922     665,400                  X            1         0     557,900  107,500
------------------------------------------------------------------------------------------------------------------------------------
STAGE STORES INC     COMMON          85254C305      9,040     426,821                  X            1         0     347,139   79,682
------------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP.      COMMON          878237106     14,675     613,000                  X            1         0     508,500  104,500
------------------------------------------------------------------------------------------------------------------------------------
TORO CO. (THE)       COMMON          891092108     27,880     796,000                  X            1         0     657,400  138,600
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATIONERS
INC                  COMMON          913004107     11,311     529,800                  X            1         0     430,600   99,200
------------------------------------------------------------------------------------------------------------------------------------
WERNER ENTERPRISES
IN                   COMMON          950755108     14,333     744,204                  X            1         0     615,835  128,368
------------------------------------------------------------------------------------------------------------------------------------

